                        SUPPLEMENT DATED MARCH 1, 2001 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE NOVEMBER 30, 2000, SOME OF THE UNDERLYING MUTUAL FUNDS OFFERED UNDER THE CONTRACTS CHANGED NAMES, AS REFLECTED IN THE TABLE
     BELOW:

     ----------------------------------------------------------------------------------------------------------------
     OLD NAME                                               NEW NAME
     ----------------------------------------------------------------------------------------------------------------
     Strong Common Stock Fund, Inc.                         Strong Advisor Common Stock Fund, Inc.
     ----------------------------------------------------------------------------------------------------------------
     Strong Mid Cap Growth Fund                             Strong Advisor Mid Cap Growth Fund
     ----------------------------------------------------------------------------------------------------------------

2. EFFECTIVE MARCH 1, 2001, SOME OF THE UNDERLYING MUTUAL FUNDS OFFERED UNDER THE CONTRACTS CHANGED NAMES, AS REFLECTED IN THE TABLE BELOW:

     ----------------------------------------------------------------------------------------------------------------
     OLD NAME                                               NEW NAME
     ----------------------------------------------------------------------------------------------------------------
     Investor Destinations Aggressive Fund - Service Class  Nationwide Investor Destinations Aggressive Fund -
                                                            Service Class
     ----------------------------------------------------------------------------------------------------------------
     Investor Destinations Conservative Fund - Service      Nationwide Investor Destinations Conservative Fund -
     Class                                                  Service Class
     ----------------------------------------------------------------------------------------------------------------
     Investor Destinations Moderate Fund - Service Class    Nationwide Investor Destinations Moderate Fund -
                                                            Service Class
     ----------------------------------------------------------------------------------------------------------------
     Investor Destinations Moderately Aggressive Fund -     Nationwide Investor Destinations Moderately Aggressive
     Service Class                                          Fund - Service Class
     ----------------------------------------------------------------------------------------------------------------
     Investor Destinations Moderately Conservative Fund -   Nationwide Investor Destinations Moderately
     Service Class                                          Conservative Fund - Service Class
     ----------------------------------------------------------------------------------------------------------------
     Nationwide Fund - Class D                              Gartmore Total Return Fund - Class D
     ----------------------------------------------------------------------------------------------------------------
     Nationwide Growth Fund - Class D                       Gartmore Growth Fund - Class D
     ----------------------------------------------------------------------------------------------------------------
     Nationwide Intermediate U.S. Government Bond Fund -    Nationwide Government Bond Fund - Class A
     Class A
     ----------------------------------------------------------------------------------------------------------------
     Nationwide Value Opportunities Fund - Class A          Gartmore Value Opportunities Fund - Class A
     ----------------------------------------------------------------------------------------------------------------
     Prestige Large Cap Growth Fund - Class A               Nationwide Large Cap Growth Fund - Class A
     ----------------------------------------------------------------------------------------------------------------
     Prestige Large Cap Value Fund - Class A                Nationwide Large Cap Value Fund - Class A
     ----------------------------------------------------------------------------------------------------------------
     Prestige Small Cap Fund - Class A                      Nationwide Small Cap Fund - Class A
     ----------------------------------------------------------------------------------------------------------------